UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2007

Legg Mason Partners New York Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners New York Municipals Fund

Semi-Annual Report  •  September 30, 2007

What’s

Inside

Fund Objective

The Fund seeks as high a level of income exempt from federal income taxes* and New York State and New York City personal income taxes as is consistent with prudent investing.

*	Certain investors may be subject to the federal alternative minimum tax and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007,

Legg Mason Partners New York Municipals Fund         I

yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%.

The municipal bond market lagged its taxable bond counterparts over the six months ended September 30, 2007. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 1.15% and 2.31%, respectively.

Performance Review

For the six months ended September 30, 2007, Class A shares of Legg Mason Partners New York Municipals Fund, excluding sales charges, returned 2.26%. These shares outperformed the Lipper New York Municipal Debt Funds Category Average1 which increased 0.24% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 1.15% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners New York Municipals Fund

Performance Snapshot as of September 30, 2007 (excluding sales charges) (unaudited)

6 Months

LMP New York Municipals Fund — Class A Shares	2.26%

Lehman Brothers Municipal Bond Index	1.15%

Lipper New York Municipal Debt Funds Category Average[1]	0.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 1.97%, Class C shares returned 1.96%, and Class I shares returned 2.34% over the six months ended September 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of the capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ending September 30, 2007 for Class A, B, C and I shares were 4.02%, 3.60%, 3.58% and 4.36%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 3.97%, 3.60%, 3.58% and 4.30%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated July 27, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 0.68%, 1.20%, 1.24% and 0.52%, respectively.

Special Shareholder Notice

Effective December 1, 2007, the Fund’s benchmark will change from the Lehman Brothers Municipal Bond Index to the Lehman Brothers New York Municipal Bond Indexvi.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining,

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners New York Municipals Fund         III

among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 2, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rate rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Lehman Brothers New York Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

IV         Legg Mason Partners New York Municipals Fund

Fund at a Glance (unaudited)

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.26%	$1,000.00	$1,022.60	0.68%	$3.44

Class B	1.97	1,000.00	1,019.70	1.24	6.26

Class C	1.96	1,000.00	1,019.60	1.26	6.36

Class I	2.34	1,000.00	1,023.40	0.52	2.63

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.61	0.68%	$3.44

Class B	5.00	1,000.00	1,018.80	1.24	6.26

Class C	5.00	1,000.00	1,018.72	1.26	6.36

Class I	5.00	1,000.00	1,022.41	0.52	2.63

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         3

Schedule of Investments (September 30, 2007) (unaudited)

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Face Amount	Security	Value

MUNICIPAL BONDS — 97.5%
Education — 21.1%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
$1,000,000	5.125% due 8/1/20	$1,061,470
3,615,000	5.250% due 8/1/31	3,819,934
	Dutchess County, NY, Industrial Development Agency:
2,500,000	Refunding Bard College, Civic Facility Revenue, Series A-1, 5.000% due 8/1/46	2,534,725
1,000,000	Civic Facility Revenue, Refunding, Bard College, Series A-1, 5.000% due 8/1/19	1,041,720
	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	5.000% due 7/1/23	2,350,215
2,000,000	5.000% due 7/1/33	2,049,980
	New York State Dormitory Authority Revenue:
1,000,000	4201 School Program, 5.000% due 7/1/18	1,026,130
3,000,000	City University of New York, Consolidated Second General Resolution, Series A, AMBAC-Insured, 5.750% due 7/1/18	3,378,360
	City University Systems:
14,000,000	Second Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	14,412,440
5,825,000	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16	6,618,540
7,000,000	Series B, FSA-Insured, 6.000% due 7/1/14	7,551,110
1,385,000	Series C, 7.500% due 7/1/10	1,467,020
16,925,000	Third Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25	17,432,919
2,000,000	Department of Education, 5.000% due 7/1/24	2,077,520
5,000,000	New School University, MBIA-Insured, 5.000% due 7/1/29	5,105,150
	New York University, Series A:
3,000,000	AMBAC-Insured, 5.000% due 7/1/32	3,121,890
	MBIA-Insured:
1,000,000	5.750% due 7/1/15	1,136,160
6,300,000	5.750% due 7/1/27	7,392,987
405,000	Non-State Supported Debt, Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/27	412,237
7,960,000	Refunding, Cornell University, Series A, 5.000% due 7/1/35	8,232,948
10,260,000	Rockefeller University, 5.000% due 7/1/28	10,433,497
1,500,000	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,634,775
710,000	Series B, 7.500% due 5/15/11	770,468
	State University Educational:
2,030,000	Facilities, Series B, 5.250% due 5/15/13	2,191,385
	Facility:
12,110,000	Series A, FSA-Insured, 5.875% due 5/15/17	14,043,725
5,000,000	Series B, FGIC-Insured, 5.250% due 5/15/19	5,551,400
1,070,000	State University, Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,230,200
3,000,000	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,112,530

See Notes to Financial Statements.

4         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Education — 21.1% (continued)
$690,000	Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/16	$703,614
2,500,000	Willow Towers Inc., MBIA-Insured, 5.400% due 2/1/34	2,602,300
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, Series C, 5.250% due 12/1/21	1,795,149
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	Series A, 5.125% due 8/1/29	5,550,166
5,820,000	Series B, 5.125% due 8/1/27	5,954,966
1,725,000	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured, 5.000% due 7/1/22	1,797,364
	Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,481,443
700,000	5.000% due 6/15/26	727,853

	Total Education	151,804,290

Escrowed to Maturity — 1.4%
470,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (a)	499,723
	Metropolitan Transportation Authority, New York Services Contract, Transportation Facilities, Series O:
3,000,000	5.750% due 7/1/13 (a)	3,187,590
1,000,000	MBIA/IBC-Insured, 5.500% due 7/1/17 (a)	1,121,930
4,980,000	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract, Series C, AMBAC-Insured, 5.000% due 6/15/16 (a)	5,027,310

	Total Escrowed to Maturity	9,836,553

Finance — 0.7%
5,000,000	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,070,700

General Obligation — 3.3%
	New York City, NY, GO:
15,000,000	Series A, 5.000% due 8/1/26	15,573,750
690,000	Series B, 5.625% due 12/1/13	741,302
380,000	Unrefunded Balance, Series B, 5.750% due 8/1/14	403,716
4,505,000	North Hempstead, NY, GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,680,244
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, Series A, MBIA-Insured, 5.500% due 7/1/16	1,405,775
1,000,000	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, 5.000% due 6/1/19	1,035,200

	Total General Obligation	23,839,987

Government Facilities — 0.5%
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,381,720

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Hospitals — 5.6%
$1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	$1,688,461
	New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AMBAC-Insured, 5.000% due 2/15/20	3,073,020
	FSA-Insured:
1,110,000	5.000% due 2/15/22	1,145,032
3,750,000	5.125% due 2/15/23	3,894,488
	New York State Dormitory Authority Revenue:
17,500,000	FHA New York and Presbyterian Hospital, FSA-Insured, 5.000% due 8/15/36	17,886,575
4,745,000	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,930,909
2,500,000	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,781,175
	State Supported Debt, Unrefunded Balance, Mental Health:
	Series B:
5,000	5.000% due 2/15/18	5,107
525,000	5.625% due 2/15/21	534,077
100,000	Series D, FSA-Insured, 5.250% due 8/15/30	103,267
1,500,000	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,585,935
2,000,000	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,066,500
855,000	New York State Medical Care Facilities, Series B, Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	856,351

	Total Hospitals	40,550,897

Housing: Multi-Family — 5.2%
	New York City, NY, HDC:
1,114,196	Cadman Project, FHA, 6.500% due 11/15/18	1,172,034
895,671	Kelly Project, 6.500% due 2/15/18	936,828
8,275,000	MFH Rental Revenue, Seaview Towers, Series A, 4.600% due 7/15/26 (b)	7,932,663
	MFH Revenue:
5,000,000	Series A, 5.100% due 11/1/24	5,143,200
1,645,000	Series E, SONYMA-Insured, 6.100% due 11/1/19	1,722,595
	Series H-1:
6,250,000	4.600% due 11/1/26 (b)	5,989,188
5,000,000	4.700% due 11/1/40 (b)	4,689,350
	New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20	1,075,390
1,470,000	6.500% due 8/1/25	1,581,602
6,870,000	New York State Housing Finance Agency Revenue, Secured Mortgage Program, Series B, SONYMA-Insured, 6.250% due 8/15/29 (b)	6,943,165
455,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	455,341

	Total Housing: Multi-Family	37,641,356

Housing: Single-Family — 1.9%
	New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,145,000	Series 143, 4.750% due 10/1/22 (b)	2,099,955
2,135,000	Series 67, 5.800% due 10/1/28 (b)	2,164,100
9,200,000	Series 71, 5.350% due 10/1/18 (b)	9,327,328

	Total Housing: Single-Family	13,591,383

See Notes to Financial Statements.

6         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Industrial Development — 1.4%
$1,065,000	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (b)	$1,080,581
325,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	326,358
8,000,000	Onondaga County, NY, IDA, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (b)	8,933,520

	Total Industrial Development	10,340,459

Life Care Systems — 2.3%
	New York State Dormitory Authority Revenues, Non State Supported Debt, Cabrini Westchester, GNMA-Collateralized:
2,400,000	5.100% due 2/15/26	2,480,016
4,525,000	5.200% due 2/15/41	4,645,274
	New York State Dormitory Authority Revenue, Bonds, FHA-Insured:
3,565,000	Hebrew Nursing Home, 6.125% due 2/1/37	3,614,874
1,500,000	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,517,940
3,030,000	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,057,967
1,250,000	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,251,988

	Total Life Care Systems	16,568,059

Pollution Control — 0.6%
	New York State Environmental Facilities Corp.:
1,060,000	Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,080,299
	State Water Revolving Fund, Series A:
90,000	7.500% due 6/15/12	94,882
560,000	GIC-Societe Generale, 7.250% due 6/15/10	561,518
1,000,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,087,600
1,710,000	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,735,034

	Total Pollution Control	4,559,333

Pre-Refunded — 39.3%
	Albany, NY:
2,755,000	IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, Call 7/1/11 @ 101, 5.375% due 7/1/31 (c)	2,958,842
415,000	Parking Authority Revenue, Series A, Call 7/15/11 @ 101, 5.625% due 7/15/25 (c)	448,843
18,660,000	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, Call 6/1/08 @ 101, 5.250% due 12/1/26 (c)	19,067,908
	Metropolitan Transportation Authority:
	Dedicated Tax Fund, Series A, FSA-Insured, Call 10/1/14 @ 100:
2,290,000	5.125% due 4/1/19 (c)	2,502,764
4,500,000	5.250% due 4/1/23 (c)	4,952,565
5,000,000	Transit Facilities Revenue, Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19 (c)	5,218,950

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pre-Refunded — 39.3% (continued)
$11,000,000	Metropolitan Transportation Authority of New York, Dedicated Tax Fund, Series A, FGIC-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	$11,740,300
5,000,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	5,277,400
	New York City, NY:
2,595,000	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	2,753,658
	GO, Series B:
310,000	Call 12/1/11 @ 100, 5.625% due 12/1/13 (c)	335,538
2,070,000	Call 8/1/10 @ 101, 5.750% due 8/1/14 (c)	2,214,755
	Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	Call 6/15/10 @ 101, 5.500% due 6/15/33 (c)	16,983,680
1,565,000	Series B, Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	1,681,217
	TFA Revenue:
580,000	Future Tax Secured, Series A, Call 2/15/10 @ 101, 5.750% due 2/15/14 (c)	615,392
10,000,000	Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29 (c)	10,592,800
20,000,000	Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (c)	20,955,200
1,655,000	Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, Call 7/1/09 @ 101, 5.250% due 7/1/17 (c)	1,722,226
	New York State Dormitory Authority Revenue:
	City University Systems:
6,000,000	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)	6,365,160
4,500,000	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28 (c)	4,596,795
2,000,000	Columbia University, Call 7/1/08 @ 101, 5.000% due 7/1/18 (c)	2,043,020
5,000,000	Court Facilities, City of New York Issue, Call 5/15/10 @101, 6.000% due 5/15/39 (c)	5,359,300
	Mental Health Services Facilities:
2,460,000	Series B, Call 2/15/08 @ 102, 5.000% due 2/15/18 (c)	2,522,828
2,320,000	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30 (c)	2,432,961
1,895,000	Non-State Supported Debt, University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/27 (c)	1,935,761
1,150,000	St. John’s University, MBIA-Insured, Call 7/1/08 @ 101, 5.250% due 7/1/25 (c)	1,176,829
	State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	5.500% due 7/1/26 (c)	1,070,290
1,000,000	5.500% due 7/1/27 (c)	1,070,290
12,000,000	5.100% due 7/1/31 (c)	12,676,320
	State University Educational Facility:
12,750,000	Series A, FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27 (c)	13,661,242
7,030,000	Series A, MBIA-Insured, Call 5/15/10 @ 100, 5.000% due 5/15/16 (c)	7,300,163
5,000,000	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	5,299,900
3,225,000	University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/16 (c)	3,294,370
3,000,000	New York State Dormitory Authority, Revenue, Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	3,198,540

See Notes to Financial Statements.

8         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pre-Refunded — 39.3% (continued)
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
$295,000	5.250% due 4/15/17 (c)	$305,691
400,000	5.250% due 4/15/18 (c)	414,496
	New York State Thruway Authority:
5,000,000	General Revenue, Series E, Call 1/01/08 @ 101, 5.000% due 1/1/25 (c)	5,061,500
	Highway & Bridge Toll Revenue Fund:
	FGIC-Insured:
	Series A, Call 4/1/11 @ 101:
3,410,000	5.000% due 4/1/19 (c)	3,609,383
2,000,000	5.000% due 4/1/20 (c)	2,116,940
2,500,000	5.000% due 4/1/21 (c)	2,646,175
15,000,000	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19 (c)	15,491,700
4,000,000	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	4,231,120
3,000,000	Unrefunded Balance, Series E, Call 1/01/08 @ 101, 5.250% due 1/1/13 (c)	3,041,520
	New York State Urban Development Corp., Revenue:
3,050,000	Correctional Capital Facilities, MBIA-Insured, Call 1/01/08 @ 102, 5.000% due 1/1/20 (c)	3,122,163
	Correctional Facilities Service Contract:
6,600,000	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29 (c)	6,871,062
18,400,000	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (c)	19,390,104
750,000	Onondaga County, NY, IDA, Civic Facilities Revenue, Syracuse Home Association Project, Call 12/1/08 @ 102, 5.200% due 12/1/18 (c)	779,633
3,740,000	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29 (c)	4,033,104
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
	Call 12/01/09 @ 102:
2,000,000	5.375% due 12/1/19 (c)	2,119,160
3,000,000	5.450% due 12/1/29 (c)	3,183,390
2,390,000	Call 7/01/11 @ 102, 5.625% due 7/1/31 (c)	2,610,382
	Triborough Bridge & Tunnel Authority:
10,125,000	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	11,496,026
3,500,000	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28 (c)	3,906,700
4,200,000	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19 (c)	4,670,484

	Total Pre-Refunded	283,126,540

Public Facilities — 1.8%
	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	Series A, 5.000% due 4/1/23	3,207,012
9,000,000	Series D, 5.125% due 7/1/31	9,326,700
120,000	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	122,712

	Total Public Facilities	12,656,424

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         9

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Sales Tax — 0.8%
	New York State Local Assistance Corp., Refunded:
$3,000,000	Series C, 5.500% due 4/1/17	$3,342,450
2,255,000	Series E, 6.000% due 4/1/14	2,507,177

	Total Sales Tax	5,849,627

Transportation — 5.8%
335,000	Albany, NY, Parking Authority Revenue, Series A, 5.625% due 7/15/25	362,386
10,000,000	Metropolitan Transportation Authority, New York Revenue, Series B, MBIA-Insured, 5.000% due 11/15/35	10,357,000
5,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.000% due 4/1/18	5,375,400
	Port Authority of New York & New Jersey:
7,250,000	109th Series, 5.375% due 1/15/32	7,322,500
12,000,000	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)	12,167,520
	Triborough Bridge & Tunnel Authority:
735,000	Convention Center Project, Series E, 7.250% due 1/1/10	766,635
5,200,000	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,491,564

	Total Transportation	41,843,005

Utilities — 0.6%
	New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	Brooklyn Union Gas Co. Project RIBS, Series B, 8.854% due 10/3/07 (b)(d)(e)	3,104,880
1,500,000	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (b)	1,505,160

	Total Utilities	4,610,040

Water & Sewer — 5.2%
	New York City, NY:
10,000,000	MFA, Water & Sewer System Revenue, Second General Resolution, Series AA, 5.000% due 6/15/37	10,297,900
	Municipal Water Finance Authority, Water & Sewer System Revenue:
2,750,000	FSA-Insured, 5.000% due 6/15/29	2,808,960
990,000	Series B, Unrefunded Balance, 6.000% due 6/15/33	1,055,053
	Series D:
5,000,000	5.250% due 6/15/25	5,254,100
2,375,000	MBIA-Insured, 5.000% due 6/15/15	2,421,146
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	5.000% due 6/15/32	8,784,410
	Series B:
965,000	5.250% due 4/15/17	994,220
2,490,000	5.250% due 10/15/17	2,567,862
1,340,000	5.250% due 4/15/18	1,378,981
1,880,000	5.250% due 10/15/18	1,933,937

	Total Water & Sewer	37,496,569

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $664,784,576)	702,766,942

See Notes to Financial Statements.

10         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 0.7%
Water & Sewer — 0.7%
$3,200,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-3, SPA-Depfa Bank PLC, 3.900%, 10/1/07 (f)	$3,200,000
2,100,000	New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.970%, 10/1/07 (f)	2,100,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,300,000)	5,300,000

	TOTAL INVESTMENTS — 98.2% (Cost — $670,084,576#)	708,066,942
	Other Assets in Excess of Liabilities — 1.8%	12,794,768

	TOTAL NET ASSETS — 100.0%	$720,861,710

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
MBIA	— Municipal Bond Investors Assurance Corporation
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         11

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Ratings Table* (September 30, 2007) (unaudited)

S&P/Moody’s/Fitch**
AAA/Aaa	70.0%
AA/Aa	21.0
A	5.0
BBB/Baa	1.0
CCC/Caa	0.0
A-1/VMIG1	1.0
NR	2.0

100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 13 and 14 for definitions of ratings.

See Notes to Financial Statements.

12         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         13

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

14         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $670,084,576)	$708,066,942
Cash	36,767
Interest receivable	10,387,724
Receivable for Fund shares sold	3,796,719
Prepaid expenses	59,130

Total Assets	722,347,282

LIABILITIES:
Distributions payable	798,816
Investment management fee payable	265,223
Payable for Fund shares repurchased	170,882
Distribution fees payable	125,632
Deferred compensation payable	27,263
Trustees’ fees payable	12,565
Accrued expenses	85,191

Total Liabilities	1,485,572

Total Net Assets	$720,861,710

NET ASSETS:
Par value (Note 6)	$546
Paid-in capital in excess of par value	702,542,824
Undistributed net investment income	407,949
Accumulated net realized loss on investments and futures contracts	(20,071,975)
Net unrealized appreciation on investments	37,982,366

Total Net Assets	$720,861,710

Shares Outstanding:
Class A	47,632,481

Class B	3,655,347

Class C	3,028,150

Class I	299,590

Net Asset Value:
Class A (and redemption price)	$13.20

Class B*	$13.20

Class C*	$13.19

Class I (and redemption price)	$13.19

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.79

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         15

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$18,524,591

EXPENSES:
Investment management fee (Note 2)	1,839,628
Distribution fees (Notes 2 and 4)	787,290
Transfer agent fees (Note 4)	48,185
Legal fees	34,477
Shareholder reports (Note 4)	26,618
Registration fees	22,367
Audit and tax	20,918
Trustees’ fees	10,745
Insurance	6,237
Custody fees	986
Miscellaneous expenses	7,493

Total Expenses	2,804,944
Less: Fee waivers and/or expense reimbursements (Note 2)	(57,042)

Net Expenses	2,747,902

Net Investment Income	15,776,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net Realized Gain From:
Investment transactions	2,340,968
Futures contracts	6,096,038

Net Realized Gain	8,437,006

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(7,712,092)
Futures contracts	(762,445)

Change in Net Unrealized Appreciation/Depreciation	(8,474,537)

Net Loss on Investments and Futures Contracts	(37,531)

Increase in Net Assets From Operations	$15,739,158

See Notes to Financial Statements.

16         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31
OPERATIONS:
Net investment income	$15,776,689	$28,773,653
Net realized gain	8,437,006	9,536,052
Change in net unrealized appreciation/depreciation	(8,474,537)	(7,875,885)

Increase in Net Assets From Operations	15,739,158	30,433,820

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(15,679,704)	(28,511,184)

Decrease in Net Assets From Distributions to Shareholders	(15,679,704)	(28,511,184)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	36,987,750	131,568,442
Reinvestment of distributions	10,015,358	17,670,008
Cost of shares repurchased	(88,042,621)	(109,387,422)
Net assets of shares issued in connection with merger (Note 7)	—	81,403,769

Increase (Decrease) in Net Assets From Fund Share Transactions	(41,039,513)	121,254,797

Increase (Decrease) in Net Assets	(40,980,059)	123,177,433
NET ASSETS:
Beginning of period	761,841,769	638,664,336

End of period*	$720,861,710	$761,841,769

* Includes undistributed net investment income of:	$407,949	$310,964

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         17

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$13.19		$13.14		$13.28		$13.57	$13.66		$13.19

Income (Loss) From Operations:
Net investment income	0.28		0.58		0.57		0.60	0.61		0.63
Net realized and unrealized gain (loss)	0.01		0.05		(0.14)		(0.30)	(0.09)		0.46

Total Income From Operations	0.29		0.63		0.43		0.30	0.52		1.09

Less Distributions From:
Net investment income	(0.28)		(0.58)		(0.57)		(0.59)	(0.61)		(0.62)
In excess of net investment income	—		—		—		—	(0.00	)(3)	—

Total Distributions	(0.28)		(0.58)		(0.57)		(0.59)	(0.61)		(0.62)

Net Asset Value, End of Period	$13.20		$13.19		$13.14		$13.28	$13.57		$13.66

Total Return(4)	2.26%		4.86%		3.29%		2.28%	3.87%		8.42%

Net Assets, End of Period (millions)	$629		$663		$527		$578	$617		$627

Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.69	%(6)	0.70%		0.70%	0.68%		0.70%
Net expenses(7)	0.68	(5)(8)(9)	0.67	(6)(8)(9)	0.67	(8)	0.69 (8)	0.68		0.70
Net investment income	4.36	(5)	4.40		4.36		4.43	4.46		4.62

Portfolio Turnover Rate	11%		7%		0	%(10)	5%	8%		14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Amount represents less than $0.005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68 % and 0.66%, respectively.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.85%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	Effective March 2 ,2007, management contractually agreed to waive fees and/or reimburse expenses to limit annual operating expenses to 0.68% for Class A shares until August 1, 2008.

(10)	Amount represents less than 0.50%.

See Notes to Financial Statements.

18         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$13.19		$13.14		$13.28		$13.57	$13.66		$13.19

Income (Loss) From Operations:
Net investment income	0.25		0.51		0.50		0.52	0.54		0.56
Net realized and unrealized gain (loss)	0.01		0.05		(0.15)		(0.29)	(0.09)		0.46

Total Income From Operations	0.26		0.56		0.35		0.23	0.45		1.02

Less Distributions From:
Net investment income	(0.25)		(0.51)		(0.49)		(0.52)	(0.54)		(0.55)
In excess of net investment income	—		—		—		—	(0.00	)(3)	—

Total Distributions	(0.25)		(0.51)		(0.49)		(0.52)	(0.54)		(0.55)

Net Asset Value, End of Period	$13.20		$13.19		$13.14		$13.28	$13.57		$13.66

Total Return(4)	1.97%		4.32%		2.71%		1.72%	3.35%		7.86%

Net Assets, End of Period (millions)	$48		$56		$71		$94	$120		$140

Ratios to Average Net Assets:
Gross expenses	1.24	%(5)	1.21	%(6)	1.23%		1.23%	1.21%		1.22%
Net expenses(7)	1.24	(5)	1.20	(6)(8)	1.23	(8)	1.22 (8)	1.21		1.22
Net investment income	3.80	(5)	3.89		3.80		3.89	3.93		4.10

Portfolio Turnover Rate	11%		7%		0	%(9)	5%	8%		14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Amount represents less than $0.005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.20% and 1.19%, respectively.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.35%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	Amount represents less than 0.50%.

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         19

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$13.18		$13.13		$13.27		$13.56	$13.65		$13.18

Income (Loss) From Operations:
Net investment income	0.25		0.50		0.50		0.52	0.53		0.55
Net realized and unrealized gain (loss)	0.01		0.05		(0.15)		(0.29)	(0.08)		0.47

Total Income From Operations	0.26		0.55		0.35		0.23	0.45		1.02

Less Distributions From:
Net investment income	(0.25)		(0.50)		(0.49)		(0.52)	(0.54)		(0.55)
In excess of net investment income	—		—		—		—	(0.00	)(3)	—

Total Distributions	(0.25)		(0.50)		(0.49)		(0.52)	(0.54)		(0.55)

Net Asset Value, End of Period	$13.19		$13.18		$13.13		$13.27	$13.56		$13.65

Total Return(4)	1.96%		4.27%		2.69%		1.69%	3.30%		7.82%

Net Assets, End of Period (millions)	$40		$39		$37		$42	$45		$45

Ratios to Average Net Assets:
Gross expenses	1.26	%(5)	1.25	%(6)	1.26%		1.26%	1.24%		1.26%
Net expenses(7)	1.26	(5)	1.24	(6)(8)	1.26	(8)	1.25 (8)	1.24		1.26
Net investment income	3.78	(5)	3.84		3.77		3.86	3.90		4.05

Portfolio Turnover Rate	11%		7%		0	%(9)	5%	8%		14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Amount represents less than $0.005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.24% and 1.23%, respectively.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.40%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	Amount represents less than 0.50%.

See Notes to Financial Statements.

20         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.18	$13.14	$13.27	$13.57	$13.65	$13.19

Income (Loss) From Operations:
Net investment income	0.29	0.60	0.59	0.62	0.63	0.67
Net realized and unrealized gain (loss)	0.01	0.04	(0.14)	(0.30)	(0.07)	0.44

Total Income From Operations	0.30	0.64	0.45	0.32	0.56	1.11

Less Distributions From:
Net investment income	(0.29)	(0.60)	(0.58)	(0.62)	(0.64)	(0.65)
In excess of net investment income	—	—	—	—	(0.00	)(4)	—

Total Distributions	(0.29)	(0.60)	(0.58)	(0.62)	(0.64)	(0.65)

Net Asset Value, End of Period	$13.19	$13.18	$13.14	$13.27	$13.57	$13.65

Total Return(5)	2.34%	4.93%	3.52%	2.38%	4.13%	8.53%

Net Assets, End of Period (millions)	$4	$4	$4	$4	$4	$4

Ratios to Average Net Assets:
Gross expenses	0.54	%(6)	0.53	%(7)	0.53%	0.54%	0.51%	0.52%
Net expenses(8)	0.52	(6)(9)(10)	0.53	(7)(9)(10)	0.53	(10)	0.53	(10)	0.51	0.52
Net investment income	4.52	(6)	4.55	4.51	4.59	4.63	4.78

Portfolio Turnover Rate	11%	7%	0	%(11)	5%	8%	14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed as Class I shares.

(3)	For the six months ended September 30, 2007 (unaudited).

(4)	Amount represents less than $0.005 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.52%, respectively.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

(9)	Effective March 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.52% for Class I shares until August 1, 2008.

(10)	Reflects fee waivers and/or expense reimbursements.

(11)	Amount represents less than 0.50%.

See Notes to Financial Statements.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

22         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.68% and 0.52% for Class A and I shares, respectively until August 1, 2008.

During the six months ended September 30, 2007, LMPFA waived a portion of their investment management fees in the amount of $57,042.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, will serve as the Fund’s sole and exclusive distributor effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) PFS Investments, Inc., (“PFS”) and LMIS served as distributors of the Fund.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2007, LMIS and its affiliates received sales charges of approximately $23,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$49,000	$27,000	$2,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $27,263 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$80,646,718

Sales	114,903,163

24         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,884,650
Gross unrealized depreciation	(2,902,284)

Net unrealized appreciation	$37,982,366

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$480,463	$35,680	$17,570
Class B	167,545	9,624	6,307
Class C	139,282	2,715	2,698
Class I	—	166	43

Total	$787,290	$48,185	$26,618

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Net Investment Income
Class A	$13,877,558	$24,440,966
Class B	969,729	2,455,552
Class C	745,194	1,447,135
Class I*	87,223	167,531

Total	$15,679,704	$28,511,184

*	As of November 20, 2006, Class Y shares were renamed as Class I shares.

6.	Shares of Beneficial Interest

At September 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,474,047	$32,518,713	9,110,892	$120,320,494
Shares issued on reinvestment	679,758	8,922,267	1,152,861	15,218,642
Shares repurchased	(5,761,684)	(75,556,702)	(6,199,812)	(81,819,570)
Shares issued with merger	—	—	6,119,136	81,036,588

Net Increase (Decrease)	(2,607,879)	$(34,115,722)	10,183,077	$134,756,154

Class B
Shares sold	112,313	$1,475,420	238,288	$3,145,558
Shares issued on reinvestment	48,275	633,539	115,237	1,521,034
Shares repurchased	(726,128)	(9,517,867)	(1,575,397)	(20,798,935)
Shares issued with merger	—	—	11,775	155,924

Net Decrease	(565,540)	$(7,408,908)	(1,210,097)	$(15,976,419)

Class C
Shares sold	216,569	$2,843,542	614,416	$8,102,390
Shares issued on reinvestment	34,694	454,891	70,498	929,808
Shares repurchased	(222,868)	(2,917,977)	(513,244)	(6,768,917)
Shares issued with merger	—	—	4,732	62,607

Net Increase	28,395	$380,456	176,402	$2,325,888

Class I*
Shares sold	11,503	$150,075	—	—
Shares issued on reinvestment	355	4,661	39	$524
Shares repurchased	(3,828)	(50,075)	—	—
Shares issued with merger	—	—	11,233	148,650

Net Increase	8,030	$104,661	11,272	$149,174

*	As of November 20, 2006, Class Y shares were renamed as Class I shares.

7.	Transfer of Net Assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners New York Tax Free Bond Fund, pursuant to a plan of reorganization approved by the Legg Mason Partners New York Tax Free Bond Fund shareholders on January 19, 2007. Total shares issued by the Fund and the total net assets of the Legg Mason Partners New York Tax Free Bond Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Legg Mason Partners New York Tax Free Bond Fund	Total Net Assets of the Fund
Legg Mason Partners New York Tax Free Bond Fund	6,146,876	$81,403,769	$681,803,830

26         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The total net assets of the Legg Mason Partners New York Tax Free Bond Fund before acquisition included unrealized appreciation of $3,587,030 and accumulated net realized loss of $3,709,203. Total net assets of the Fund immediately after the transfer were $763,207,599. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital Loss Carryforward

As of March 31, 2007, the Fund had a net capital loss carryforward of approximately $29,100,980, of which $734,791 expires in 2008, $4,646,778 expires in 2009, $1,069,559 expires in 2012, $22,632,917 expires in 2013, and $16,935 expires in 2014. These amounts will be available to offset any future taxable capital gains.

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

28         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

11.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

30         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

13.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

14.	Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

32         Legg Mason Partners New York Municipals Fund 2007 Semi-Annual Report

Legg Mason Partners New York Municipals Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTOR

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners New York Municipals Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member FINRA, SIPC

FD0807 11/07	SR07-439

Legg Mason Partners New York Municipals Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	December 6, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date:	December 6, 2007